Segmented information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of geographical areas of property, plant and equipment and intangible assets
As at December 31	2018	2017
Canada	$316,013	$218,488
Barbados	1,705,250	1,756,300
United States	-	3,134
	$2,021,263	$1,977,922